Balance Sheet Details - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Insurance	$ 1,016
Other	75	$ 69
Total	$ 1,091	$ 69